Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 856,439	¥ 981,390
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 589,411	¥ 598,524